Other Operating Income - Summary of Other Operating Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Other Non-Operating Income Expense [line items]
Services	$ 133,594,150	$ 85,984,107		$ 65,488,399
Adjustments and interest from other receivables	26,201,300	23,103,606		16,134,314
Adjustments from other receivables with CER clauses	18,964,893	16,964,556		11,388,541
Other receivables from financial intermediation	6,344,717	11,391,183		6,428,301
Other	28,864,403	21,278,985		44,171,712
Operating income	$ 213,969,463	$ 158,722,437	[1]	$ 143,611,267

[1]	See Note 3.